Shareholder Report, Holdings (Details)	Mar. 31, 2026
Fidelity Stock Selector Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Fidelity Stock Selector Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Fidelity Stock Selector Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Fidelity Stock Selector Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Fidelity Stock Selector Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Fidelity Stock Selector Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Stock Selector Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Stock Selector Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Stock Selector Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Stock Selector Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Stock Selector Fund | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	12.20%
Fidelity Stock Selector Fund | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	32.40%
Fidelity Stock Selector Fund | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Fidelity Stock Selector Fund | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Stock Selector Fund | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Fidelity Stock Selector Fund | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Stock Selector Fund | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	9.60%
Fidelity Stock Selector Fund | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Fidelity Stock Selector Fund | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Fidelity Stock Selector Fund | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Fidelity Stock Selector Fund | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Stock Selector Fund | United States
Holdings [Line Items]
Percent of Net Asset Value	94.30%
Fidelity Stock Selector Fund | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Stock Selector Fund | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Stock Selector Fund | Korea, Republic of
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Stock Selector Fund | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Stock Selector Fund | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Stock Selector Fund | Belgium
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Stock Selector Fund | Denmark
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Stock Selector Fund | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Stock Selector Fund | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Stock Selector Fund | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	98.20%
Fidelity Stock Selector Fund | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Stock Selector Fund | AABondsMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Stock Selector Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Stock Selector Fund - Class Z | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Fidelity Advisor Stock Selector Fund - Class Z | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Fidelity Advisor Stock Selector Fund - Class Z | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Fidelity Advisor Stock Selector Fund - Class Z | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Fidelity Advisor Stock Selector Fund - Class Z | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Fidelity Advisor Stock Selector Fund - Class Z | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Advisor Stock Selector Fund - Class Z | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Advisor Stock Selector Fund - Class Z | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Advisor Stock Selector Fund - Class Z | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Advisor Stock Selector Fund - Class Z | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Advisor Stock Selector Fund - Class Z | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	12.20%
Fidelity Advisor Stock Selector Fund - Class Z | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	32.40%
Fidelity Advisor Stock Selector Fund - Class Z | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Fidelity Advisor Stock Selector Fund - Class Z | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor Stock Selector Fund - Class Z | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Fidelity Advisor Stock Selector Fund - Class Z | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Advisor Stock Selector Fund - Class Z | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	9.60%
Fidelity Advisor Stock Selector Fund - Class Z | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Fidelity Advisor Stock Selector Fund - Class Z | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Fidelity Advisor Stock Selector Fund - Class Z | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Fidelity Advisor Stock Selector Fund - Class Z | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Advisor Stock Selector Fund - Class Z | United States
Holdings [Line Items]
Percent of Net Asset Value	94.30%
Fidelity Advisor Stock Selector Fund - Class Z | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Advisor Stock Selector Fund - Class Z | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor Stock Selector Fund - Class Z | Korea, Republic of
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Advisor Stock Selector Fund - Class Z | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Advisor Stock Selector Fund - Class Z | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor Stock Selector Fund - Class Z | Belgium
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Stock Selector Fund - Class Z | Denmark
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Stock Selector Fund - Class Z | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Stock Selector Fund - Class Z | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Stock Selector Fund - Class Z | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	98.20%
Fidelity Advisor Stock Selector Fund - Class Z | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor Stock Selector Fund - Class Z | AABondsMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Stock Selector Fund - Class Z | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Stock Selector Fund - Class M | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Fidelity Advisor Stock Selector Fund - Class M | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Fidelity Advisor Stock Selector Fund - Class M | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Fidelity Advisor Stock Selector Fund - Class M | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Fidelity Advisor Stock Selector Fund - Class M | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Fidelity Advisor Stock Selector Fund - Class M | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Advisor Stock Selector Fund - Class M | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Advisor Stock Selector Fund - Class M | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Advisor Stock Selector Fund - Class M | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Advisor Stock Selector Fund - Class M | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Advisor Stock Selector Fund - Class M | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	12.20%
Fidelity Advisor Stock Selector Fund - Class M | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	32.40%
Fidelity Advisor Stock Selector Fund - Class M | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Fidelity Advisor Stock Selector Fund - Class M | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor Stock Selector Fund - Class M | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Fidelity Advisor Stock Selector Fund - Class M | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Advisor Stock Selector Fund - Class M | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	9.60%
Fidelity Advisor Stock Selector Fund - Class M | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Fidelity Advisor Stock Selector Fund - Class M | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Fidelity Advisor Stock Selector Fund - Class M | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Fidelity Advisor Stock Selector Fund - Class M | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Advisor Stock Selector Fund - Class M | United States
Holdings [Line Items]
Percent of Net Asset Value	94.30%
Fidelity Advisor Stock Selector Fund - Class M | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Advisor Stock Selector Fund - Class M | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor Stock Selector Fund - Class M | Korea, Republic of
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Advisor Stock Selector Fund - Class M | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Advisor Stock Selector Fund - Class M | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor Stock Selector Fund - Class M | Belgium
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Stock Selector Fund - Class M | Denmark
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Stock Selector Fund - Class M | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Stock Selector Fund - Class M | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Stock Selector Fund - Class M | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	98.20%
Fidelity Advisor Stock Selector Fund - Class M | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor Stock Selector Fund - Class M | AABondsMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Stock Selector Fund - Class M | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Stock Selector Fund - Class K | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Fidelity Stock Selector Fund - Class K | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Fidelity Stock Selector Fund - Class K | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Fidelity Stock Selector Fund - Class K | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Fidelity Stock Selector Fund - Class K | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Fidelity Stock Selector Fund - Class K | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Stock Selector Fund - Class K | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Stock Selector Fund - Class K | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Stock Selector Fund - Class K | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Stock Selector Fund - Class K | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Stock Selector Fund - Class K | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	12.20%
Fidelity Stock Selector Fund - Class K | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	32.40%
Fidelity Stock Selector Fund - Class K | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Fidelity Stock Selector Fund - Class K | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Stock Selector Fund - Class K | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Fidelity Stock Selector Fund - Class K | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Stock Selector Fund - Class K | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	9.60%
Fidelity Stock Selector Fund - Class K | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Fidelity Stock Selector Fund - Class K | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Fidelity Stock Selector Fund - Class K | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Fidelity Stock Selector Fund - Class K | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Stock Selector Fund - Class K | United States
Holdings [Line Items]
Percent of Net Asset Value	94.30%
Fidelity Stock Selector Fund - Class K | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Stock Selector Fund - Class K | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Stock Selector Fund - Class K | Korea, Republic of
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Stock Selector Fund - Class K | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Stock Selector Fund - Class K | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Stock Selector Fund - Class K | Belgium
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Stock Selector Fund - Class K | Denmark
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Stock Selector Fund - Class K | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Stock Selector Fund - Class K | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Stock Selector Fund - Class K | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	98.20%
Fidelity Stock Selector Fund - Class K | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Stock Selector Fund - Class K | AABondsMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Stock Selector Fund - Class K | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Stock Selector Fund - Class I | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Fidelity Advisor Stock Selector Fund - Class I | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Fidelity Advisor Stock Selector Fund - Class I | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Fidelity Advisor Stock Selector Fund - Class I | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Fidelity Advisor Stock Selector Fund - Class I | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Fidelity Advisor Stock Selector Fund - Class I | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Advisor Stock Selector Fund - Class I | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Advisor Stock Selector Fund - Class I | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Advisor Stock Selector Fund - Class I | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Advisor Stock Selector Fund - Class I | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Advisor Stock Selector Fund - Class I | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	12.20%
Fidelity Advisor Stock Selector Fund - Class I | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	32.40%
Fidelity Advisor Stock Selector Fund - Class I | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Fidelity Advisor Stock Selector Fund - Class I | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor Stock Selector Fund - Class I | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Fidelity Advisor Stock Selector Fund - Class I | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Advisor Stock Selector Fund - Class I | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	9.60%
Fidelity Advisor Stock Selector Fund - Class I | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Fidelity Advisor Stock Selector Fund - Class I | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Fidelity Advisor Stock Selector Fund - Class I | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Fidelity Advisor Stock Selector Fund - Class I | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Advisor Stock Selector Fund - Class I | United States
Holdings [Line Items]
Percent of Net Asset Value	94.30%
Fidelity Advisor Stock Selector Fund - Class I | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Advisor Stock Selector Fund - Class I | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor Stock Selector Fund - Class I | Korea, Republic of
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Advisor Stock Selector Fund - Class I | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Advisor Stock Selector Fund - Class I | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor Stock Selector Fund - Class I | Belgium
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Stock Selector Fund - Class I | Denmark
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Stock Selector Fund - Class I | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Stock Selector Fund - Class I | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Stock Selector Fund - Class I | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	98.20%
Fidelity Advisor Stock Selector Fund - Class I | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor Stock Selector Fund - Class I | AABondsMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Stock Selector Fund - Class I | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Stock Selector Fund - Class C | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Fidelity Advisor Stock Selector Fund - Class C | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Fidelity Advisor Stock Selector Fund - Class C | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Fidelity Advisor Stock Selector Fund - Class C | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Fidelity Advisor Stock Selector Fund - Class C | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Fidelity Advisor Stock Selector Fund - Class C | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Advisor Stock Selector Fund - Class C | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Advisor Stock Selector Fund - Class C | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Advisor Stock Selector Fund - Class C | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Advisor Stock Selector Fund - Class C | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Advisor Stock Selector Fund - Class C | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	12.20%
Fidelity Advisor Stock Selector Fund - Class C | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	32.40%
Fidelity Advisor Stock Selector Fund - Class C | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Fidelity Advisor Stock Selector Fund - Class C | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor Stock Selector Fund - Class C | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Fidelity Advisor Stock Selector Fund - Class C | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Advisor Stock Selector Fund - Class C | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	9.60%
Fidelity Advisor Stock Selector Fund - Class C | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Fidelity Advisor Stock Selector Fund - Class C | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Fidelity Advisor Stock Selector Fund - Class C | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Fidelity Advisor Stock Selector Fund - Class C | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Advisor Stock Selector Fund - Class C | United States
Holdings [Line Items]
Percent of Net Asset Value	94.30%
Fidelity Advisor Stock Selector Fund - Class C | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Advisor Stock Selector Fund - Class C | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor Stock Selector Fund - Class C | Korea, Republic of
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Advisor Stock Selector Fund - Class C | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Advisor Stock Selector Fund - Class C | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor Stock Selector Fund - Class C | Belgium
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Stock Selector Fund - Class C | Denmark
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Stock Selector Fund - Class C | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Stock Selector Fund - Class C | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Stock Selector Fund - Class C | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	98.20%
Fidelity Advisor Stock Selector Fund - Class C | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor Stock Selector Fund - Class C | AABondsMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Stock Selector Fund - Class C | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Stock Selector Fund - Class A | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Fidelity Advisor Stock Selector Fund - Class A | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Fidelity Advisor Stock Selector Fund - Class A | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Fidelity Advisor Stock Selector Fund - Class A | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Fidelity Advisor Stock Selector Fund - Class A | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Fidelity Advisor Stock Selector Fund - Class A | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Advisor Stock Selector Fund - Class A | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Advisor Stock Selector Fund - Class A | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Advisor Stock Selector Fund - Class A | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Advisor Stock Selector Fund - Class A | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Advisor Stock Selector Fund - Class A | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	12.20%
Fidelity Advisor Stock Selector Fund - Class A | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	32.40%
Fidelity Advisor Stock Selector Fund - Class A | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Fidelity Advisor Stock Selector Fund - Class A | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor Stock Selector Fund - Class A | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Fidelity Advisor Stock Selector Fund - Class A | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Advisor Stock Selector Fund - Class A | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	9.60%
Fidelity Advisor Stock Selector Fund - Class A | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Fidelity Advisor Stock Selector Fund - Class A | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Fidelity Advisor Stock Selector Fund - Class A | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Fidelity Advisor Stock Selector Fund - Class A | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Advisor Stock Selector Fund - Class A | United States
Holdings [Line Items]
Percent of Net Asset Value	94.30%
Fidelity Advisor Stock Selector Fund - Class A | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Advisor Stock Selector Fund - Class A | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor Stock Selector Fund - Class A | Korea, Republic of
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Advisor Stock Selector Fund - Class A | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Advisor Stock Selector Fund - Class A | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor Stock Selector Fund - Class A | Belgium
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Stock Selector Fund - Class A | Denmark
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Stock Selector Fund - Class A | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Stock Selector Fund - Class A | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Stock Selector Fund - Class A | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	98.20%
Fidelity Advisor Stock Selector Fund - Class A | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor Stock Selector Fund - Class A | AABondsMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Stock Selector Fund - Class A | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.40%